Accumulated Other Comprehensive Income (Loss) and Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss) and Other Comprehensive Income (Loss)

15. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) AND OTHER COMPREHENSIVE INCOME (LOSS)

Accumulated other comprehensive income (loss) includes (i) adjustments to pension and OPEB plan liabilities; (ii) foreign currency translation of assets and liabilities of foreign subsidiaries and the effects of exchange rate changes on intercompany balances of a long-term nature; (iii) equity investee’s other comprehensive income or loss items; and (iv) unrealized gains or losses on derivative financial instruments designated as cash flow hedges. Amounts recorded in accumulated other comprehensive income (loss), net of tax, as of December 31, 2015 and 2014, and changes within those periods are as follows:

(In millions)	Foreign Currency Items	Derivative Cash Flow Hedges	Accrued Pension and OPEB Plan Liabilities	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2014	$6.7	$(0.9)	$60.5	$66.3
Other comprehensive loss before reclassifications	(27.1)	(7.4)	(103.2)	(137.7)
Amounts reclassified from accumulated other comprehensive loss, net of tax	—	—	(2.3)	(2.3)

Net current period other comprehensive loss	(27.1)	(7.4)	(105.5)	(140.0)

Balance at December 31, 2014	(20.4)	(8.3)	(45.0)	(73.7)
Other comprehensive income (loss) before reclassifications	(69.0)	15.7	20.6	(32.7)
Amounts reclassified from accumulated other comprehensive loss, net of tax	—	(6.9)	(4.7)	(11.6)

Net current period other comprehensive income (loss)	(69.0)	8.8	15.9	(44.3)

Balance at December 31, 2015	$(89.4)	$0.5	$(29.1)	$(118.0)

Other Comprehensive Income (Loss)

Other comprehensive income (loss) is derived from adjustments to reflect the unrealized gain or loss on derivatives, changes in pension and OPEB liability adjustments, changes in equity investee’s other comprehensive income or loss and changes in foreign currency translation adjustments. The components of other comprehensive income (loss) for the years ended December 31, 2015, 2014 and 2013 are as follows:

	Year Ended December 31,
(In millions)	2015	2014	2013
Change in foreign currency translation adjustment:
Foreign currency translation adjustments	$(82.5)	$(57.7)	$(34.7)
Tax benefit	(9.7)	(22.9)	(14.7)

Foreign currency translation adjustments, net of tax	$(72.8)	$(34.8)	$(20.0)

Change in derivative cash flow hedges:
Commodity hedge contracts	$10.2	$(10.6)	$—
Equity interest in investee’s other comprehensive income (loss)	3.9	(1.2)	(1.4)

Pre-tax amount	14.1	(11.8)	(1.4)
Tax expense (benefit)	5.3	(4.4)	(0.5)

Derivative cash flow hedges, net of tax	$8.8	$(7.4)	$(0.9)

Change in pension and OPEB liability adjustments:
Adjustments to pension liabilities	$32.6	$(164.9)	$189.1
Curtailment gain	—	—	(15.5)
Settlement loss	—	5.8	—
Amortization of actuarial gain (loss) and prior service credit	(7.5)	(9.5)	(0.2)

Pre-tax amount	25.1	(168.6)	173.4
Tax expense (benefit)	9.4	(63.1)	64.3

Pension and OPEB liability adjustments, net of tax	$15.7	$(105.5)	$109.1

Other comprehensive income (loss), before income taxes	$(43.3)	$(238.1)	$137.3
Tax expense (benefit) for the period	5.0	(90.4)	49.1

Other comprehensive income (loss), net of tax	$(48.3)	$(147.7)	$88.2

The components of other comprehensive income (loss) that have been reclassified during the years ended December 31, 2015, 2014 and 2013 are as follows:

				Affected Line Items on the Unaudited Consolidated Statements of Operations
	Year Ended December 31,
(In millions)	2015	2014	2013
Details about other comprehensive income (loss) components:
Change in derivative cash flow hedges:
Loss on derivative cash flow hedges	$(11.1)	$—	$—	Cost of sales
Tax benefit	(4.2)	—	—	Provision for (benefit from) income taxes

Reclassifications for the period, net of tax	$(6.9)	$—	$—

Change in pension and OPEB liability adjustments:
Curtailment gain	$—	$—	$(15.5)	Integration-related costs and other, net
Settlement loss	—	5.8	—	Integration-related costs and other, net
Amortization of actuarial gain (loss) and prior service credit	(7.5)	(9.5)	(0.2)	Cost of sales and selling, general and administrative expenses

Pre-tax amount	(7.5)	(3.7)	(15.7)
Tax benefit	(2.8)	(1.4)	(6.0)	Provision for (benefit from) income taxes

Reclassifications for the period, net of tax	$(4.7)	$(2.3)	$(9.7)